Schedule of taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Taxes Payable
PIS and COFINS	R$ 71,515	R$ 23,647
Installment payments	34,213	41,641
Withholding income tax on salaries	32,940	33,011
ICMS	244	472
IRPJ and CSLL payable	366	13
Other	7,172	7,192
Total	146,450	105,976
Current	122,036	73,614
Non-current	R$ 24,414	R$ 32,362